RIGHT-OF-USE ASSETS (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Right-of-use Assets
Depreciation expenses	$ 730,000	$ 973,000	$ 973,000
Write off other comprehensive income	$ 2,919,000